Property, plant and equipment (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 38,405	R$ 37,763
Acquisitions	3,853	4,413
Additions through acquisition of ER Plastics		47
Foreign currency translation adjustment	2,368	455
Disposals	(88)	(397)
Write-off due to the disposal of subsidiaries	(355)
Depreciation	(3,766)	(3,875)
Net book value	40,417	38,405
Cost	87,414	81,046
Accumulated depreciation	(46,997)	(41,641)
Ending balance	40,417	38,405
Land [member]
IfrsStatementLineItems [Line Items]
Beginning balance	603	668
Foreign currency translation adjustment	42	(7)
Transfers by concluded projects		2
Disposals		(60)
Write-off due to the disposal of subsidiaries	(14)
Net book value	631	603
Cost	631	603
Ending balance	631	603
Buildings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	5,209	4,966
Acquisitions	1	14
Additions through acquisition of ER Plastics		9
Foreign currency translation adjustment	278	254
Transfers by concluded projects	170	188
Disposals	(5)	(3)
Write-off due to the disposal of subsidiaries	(79)
Depreciation	(212)	(219)
Net book value	5,362	5,209
Cost	9,410	9,119
Accumulated depreciation	(4,048)	(3,910)
Ending balance	5,362	5,209
Machinery And Facilities [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	25,204	25,218
Acquisitions	261	312
Additions through acquisition of ER Plastics		34
Foreign currency translation adjustment	1,760	189
Transfers by concluded projects	2,618	3,100
Disposals	(91)	(180)
Write-off due to the disposal of subsidiaries	(101)
Depreciation	(3,354)	(3,469)
Net book value	26,297	25,204
Cost	67,287	61,307
Accumulated depreciation	(40,990)	(36,103)
Ending balance	26,297	25,204
Projects And Stoppage In Progress [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	6,550	6,308
Acquisitions	3,577	4,078
Additions through acquisition of ER Plastics		1
Foreign currency translation adjustment	253	23
Transfers by concluded projects	(3,038)	(3,713)
Disposals	(16)	(147)
Write-off due to the disposal of subsidiaries	(40)
Net book value	7,286	6,550
Cost	7,286	6,550
Ending balance	7,286	6,550
Other [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	839	603
Acquisitions	14	8
Additions through acquisition of ER Plastics		3
Foreign currency translation adjustment	35	(6)
Transfers by concluded projects	250	424
Disposals	24	(6)
Write-off due to the disposal of subsidiaries	(121)
Depreciation	(200)	(187)
Net book value	841	839
Cost	2,800	2,740
Accumulated depreciation	(1,959)	(1,901)
Ending balance	R$ 841	R$ 839